Income taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense	$ 61,554	$ 79,661
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Income tax description	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.
JAPAN
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate	15.00%	15.00%